Vessels, net/Assets held for sale	6 Months Ended
Jun. 30, 2025
Vessels [Member]
Vessels, net/Assets held for sale [Abstract]
Vessels, net/Assets held for sale
6.	Vessels, net/Assets held for sale:

(a)  Vessels, net: The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2024	$227,879,519	$(27,436,326)	$200,443,193
— Improvements, and other vessel costs	313,972	—	313,972
— Vessel disposals	(42,365,879)	7,495,493	(34,870,386)
— Period depreciation	—	(4,980,785)	(4,980,785)
Balance June 30, 2025	$185,827,612	$(24,921,618)	$160,905,994

(b)  Disposal of vessels / Assets held for sale

On March 6, 2025, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Eclipse for a gross sale price of $13.5 million. The vessel was delivered to its new owners on March 24, 2025. In connection with this sale, the Company recognized during the six months ended June 30, 2025 a net loss of $2.0 million which is separately presented in ‘Net gain / (loss) on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

On March 11, 2025, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Callisto for a gross sale price of $14.5 million. The vessel was delivered to its new owners on April 28, 2025. The Company followed the provisions of ASC360 and, as all criteria required for its classification as such were met at the date the relevant agreement was entered into, its value measured at the lower of carrying value and fair value (sale price) less costs to sell. As at that date for the M/V Magic Callisto, the difference between the estimated fair value less cost to sell of the vessel and the vessel’s carrying value, amounting to $5.6 million, was recorded, and is separately reflected as Loss on vessels held for sale in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The respective sales of the above vessels took place due to favorable offers in each case. The terms of each of the transactions above were negotiated and approved by a special committee of the Company’s disinterested and independent directors.
On November 13, 2024, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Ariana A for a gross sale price of $16.5 million. In addition, on December 4, 2024, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Gabriela A for a gross sale price of $19.3 million.  The Company followed the provisions of ASC360 and, as all criteria required for its classification as such were met at the date the relevant agreements were entered into, as of December 31, 2024, classified the carrying value of the vessels amounting to $34,625,833 and such vessel’s inventory onboard, amounting to $107,570, as “Assets held for sale” measured at the lower of carrying value and fair value (sale price) less costs to sell. The M/V Ariana A was delivered to its new owner on January 22, 2025. The M/V Gabriela A was delivered to its new owner on May 7, 2025 and the Company recognized during the six months ended June 30, 2025 a net gain of $0.2 million which is separately presented in ‘Net gain / (loss) on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

As of June 30, 2025, the Assets held for sale include the Company’s subsidiary Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG as follows:

The Company’s subsidiary Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG (“EP Heringen”), which operates a windfarm in Germany, met the held for sale criteria as of December 31, 2024 and June 30, 2025. The Company intends to sell this subsidiary to an investment fund to which the Company will provide investment advisory services, when investors have committed to provide a sufficient amount of equity to the fund. Management expects this to be the case in 2025.  As a result, the disposal group was measured at fair value.

	December 31, 2024	June 30, 2025
Goodwill	$3,238,569	$—
Property and equipment	29,882,640	33,613,236
Intangible assets	566,806	637,568
Accounts receivable trade, net and other current assets	289,160	394,949
Cash and cash equivalents	720,210	1,148,232
Assets held for sale	34,697,385	35,793,985

Long-term debt, net	15,685,330	17,106,917
Deferred tax liabilities	1,227,844	—
Accounts payable and other current liabilities	743,197	790,079
Liabilities directly associated with assets held for sale	$17,656,371	$17,896,996

Property and equipment exclusively relates to two wind turbines, for which the fair value was determined as part of the pushdown accounting (refer to 2024 Annual Report). As EP Heringen is classified as held for sale, property and equipment is not depreciated. The change in the carrying amounts solely relates to foreign exchange translation.

In May 2022, EP Heringen entered into a credit facility with Commerzbank Aktiengesellschaft, Frankfurt am Main. The nominal value of the credit facility at inception was 16.21 million Euro (USD 18.99 million) with a nominal fixed interest rate of 1.73% p.a. The repayment of the loan is allocated over quarterly installments ending in 2041. Furthermore, EP Heringen entered into a second credit facility in May 2022 for an amount of $2.02 million with Commerzbank Aktiengesellschaft, Frankfurt am Main. The nominal fixed interest rate of this facility is 2.68%.

The Company re-assessed whether EP Heringen qualifies as a discontinued operation as defined by ASC 205-20 “Discontinued Operations” and determined that EP Heringen does not meet the corresponding criteria. As a result, the goodwill previously included in assets held for sale in the amount of $3,238,569 and deferred tax liabilities included in liabilities directly associated with assets held for sale in the amount of $1,227,844 were re-classified as of January 1, 2025. See Note 9 for further information.

For the six months ended June 30, 2025, pretax income in the amount of $353,353 from EP Heringen was included in the unaudited interim consolidated financial statements.

During the reporting period, no gain or loss relating to the disposal group held for sale has been recognized in the unaudited interim condensed consolidated statement of comprehensive income.

Consistent with prior practices, the Company reviewed all its vessels for impairment, and none were found to be impaired at December 31, 2024 and June 30, 2025.